2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 56 .9%
Communication Services — 4.8%
Alphabet Inc ....................... 3,875 599,230
AT&T Inc .......................... 2,663 75,310
Charter Communications Inc
(1)
........... 42 15,478
Comcast Corp ...................... 1,486 54,833
Electronic Arts Inc ................... 105 15,175
Fox Corp .......................... 204 10,753
Liberty Media Corp-Liberty Formula One
(1)
... 136 12,241
Live Nation Entertainment Inc
(1)
........... 82 10,708
Meta Platforms Inc ................... 791 455,901
Netflix Inc
(1)
........................ 155 144,542
Omnicom Group Inc .................. 162 13,431
Pinterest Inc
(1)
...................... 268 8,308
ROBLOX Corp
(1)
..................... 214 12,474
Roku Inc
(1)
......................... 81 5,706
Spotify Technology SA
(1)
................ 55 30,252
Take-Two Interactive Software Inc
(1)
........ 71 14,715
T-Mobile US Inc ..................... 185 49,341
Trade Desk Inc/The
(1)
................. 193 10,561
Verizon Communications Inc ............ 1,610 73,030
Walt Disney Co/The .................. 665 65,635
Warner Bros Discovery Inc
(1)
............. 1,135 12,178
1,689,802
Consumer Discretionary — 6.0%
Airbnb Inc
(1)
........................ 177 21,144
Amazon.com Inc
(1)
................... 3,506 667,052
Aptiv PLC
(1)
........................ 179 10,650
AutoZone Inc
(1)
...................... 7 26,689
Best Buy Co Inc ..................... 105 7,729
Booking Holdings Inc ................. 12 55,283
BorgWarner Inc ..................... 539 15,442
Brinker International Inc
(1)
.............. 27 4,024
Brunswick Corp/DE .................. 183 9,855
Burlington Stores Inc
(1)
................ 44 10,487
CarMax Inc
(1)
....................... 121 9,428
Carnival Corp
(1)
..................... 507 9,902
Carvana Co
(1)
....................... 45 9,409
Cava Group Inc
(1)
.................... 56 4,839
Century Communities Inc ............... 160 10,736
Chipotle Mexican Grill Inc
(1)
............. 551 27,666
Coupang Inc
(1)
...................... 511 11,206
Darden Restaurants Inc ................ 56 11,635
Deckers Outdoor Corp
(1)
................ 74 8,274
Dick's Sporting Goods Inc .............. 41 8,264
Domino's Pizza Inc ................... 19 8,730
DoorDash Inc
(1)
..................... 149 27,233
DR Horton Inc ...................... 148 18,815
DraftKings Inc
(1)
..................... 221 7,339
Duolingo Inc
(1)
...................... 20 6,211
Dutch Bros Inc
(1)
..................... 54 3,334
eBay Inc .......................... 216 14,630
Expedia Group Inc ................... 54 9,077
Floor & Decor Holdings Inc
(1)
............. 74 5,955
Ford Motor Co ...................... 1,713 17,181
GameStop Corp
(1)
.................... 168 3,750
Garmin Ltd ........................ 57 12,376
General Motors Co ................... 452 21,258
Genuine Parts Co .................... 97 11,557
Graham Holdings Co .................. 12 11,530
Grand Canyon Education Inc
(1)
........... 51 8,824
Hilton Worldwide Holdings Inc ........... 112 25,486
Home Depot Inc/The .................. 371 135,968
Las Vegas Sands Corp ................. 175 6,760
Lennar Corp ....................... 158 18,135
LGI Homes Inc
(1)
..................... 135 8,973
Light & Wonder Inc
(1)
.................. 50 4,330
Lowe's Cos Inc ..................... 228 53,176
Lululemon Athletica Inc
(1)
............... 49 13,870
Marriott International Inc/MD ............ 101 24,058
McDonald's Corp .................... 265 82,778
NIKE Inc .......................... 468 29,709
Norwegian Cruise Line Holdings Ltd
(1)
...... 287 5,441
O'Reilly Automotive Inc
(1)
............... 24 34,382
PulteGroup Inc ...................... 171 17,579
Rivian Automotive Inc
(1)
................ 457 5,690
Ross Stores Inc ..................... 151 19,296
Royal Caribbean Cruises Ltd ............ 99 20,339
Skechers USA Inc
(1)
................... 122 6,927
Starbucks Corp ..................... 430 42,179
Tapestry Inc ....................... 111 7,815
Tesla Inc
(1)
......................... 1,039 269,267
TJX Cos Inc/The ..................... 430 52,374
Toll Brothers Inc ..................... 106 11,193
Tractor Supply Co .................... 260 14,326
Ulta Beauty Inc
(1)
.................... 27 9,897
VF Corp .......................... 198 3,073
Williams-Sonoma Inc ................. 55 8,695
Wingstop Inc ....................... 20 4,512
Yum! Brands Inc ..................... 115 18,096
2,081,838
Consumer Staples — 1.0%
Altria Group Inc ..................... 207 12,424
Archer-Daniels-Midland Co ............. 79 3,793
BJ's Wholesale Club Holdings Inc
(1)
........ 26 2,967
Casey's General Stores Inc ............. 7 3,038
Clorox Co/The ...................... 21 3,092
Coca-Cola Co/The ................... 449 32,157
Colgate-Palmolive Co ................. 107 10,026
Constellation Brands Inc ............... 23 4,221

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Costco Wholesale Corp ................ 52 49,181
Dollar General Corp .................. 29 2,550
Dollar Tree Inc
(1)
..................... 29 2,177
Estee Lauder Cos Inc/The .............. 34 2,244
General Mills Inc .................... 106 6,338
Hershey Co/The ..................... 20 3,421
Ingredion Inc ....................... 25 3,380
Kenvue Inc ........................ 256 6,139
Keurig Dr Pepper Inc .................. 187 6,399
Kimberly-Clark Corp .................. 48 6,827
Kraft Heinz Co/The ................... 193 5,873
Kroger Co/The ...................... 91 6,160
Lamb Weston Holdings Inc .............. 27 1,439
McCormick & Co Inc/MD ............... 50 4,115
Mondelez International Inc .............. 173 11,738
Monster Beverage Corp
(1)
............... 100 5,852
PepsiCo Inc ........................ 165 24,740
Philip Morris International Inc ............ 179 28,413
Procter & Gamble Co/The .............. 274 46,695
Sprouts Farmers Market Inc
(1)
............ 16 2,442
Sysco Corp ........................ 59 4,427
Target Corp ........................ 55 5,740
US Foods Holding Corp
(1)
............... 55 3,600
Walgreens Boots Alliance Inc ............ 94 1,050
Walmart Inc ....................... 504 44,246
356,904
Energy — 2.1%
Antero Resources Corp
(1)
............... 125 5,055
APA Corp ......................... 175 3,679
Archrock Inc ....................... 130 3,411
Baker Hughes Co .................... 373 16,393
Cheniere Energy Inc .................. 81 18,743
Chevron Corp ...................... 604 101,043
Civitas Resources Inc ................. 66 2,303
CNX Resources Corp
(1)
................. 67 2,109
ConocoPhillips ...................... 459 48,204
Core Natural Resources Inc ............. 26 2,005
Coterra Energy Inc ................... 318 9,190
Devon Energy Corp ................... 256 9,574
Diamondback Energy Inc ............... 74 11,831
DT Midstream Inc .................... 45 4,342
EOG Resources Inc ................... 203 26,033
EQT Corp ......................... 223 11,915
Expand Energy Corp .................. 88 9,796
Exxon Mobil Corp .................... 1,573 187,077
Halliburton Co ...................... 463 11,746
Hess Corp ......................... 100 15,973
HF Sinclair Corp ..................... 101 3,321
Kinder Morgan Inc ................... 698 19,914
Marathon Petroleum Corp .............. 126 18,357
Matador Resources Co ................ 76 3,883
Noble Corp PLC ..................... 129 3,057
NOV Inc .......................... 234 3,561
Occidental Petroleum Corp .............. 261 12,883
ONEOK Inc ........................ 210 20,836
Ovintiv Inc ......................... 127 5,436
Patterson-UTI Energy Inc ............... 399 3,280
Permian Resources Corp ............... 335 4,640
Phillips 66 ......................... 153 18,892
Range Resources Corp ................ 110 4,392
Schlumberger NV .................... 547 22,865
SM Energy Co ...................... 84 2,516
Targa Resources Corp ................. 82 16,439
TechnipFMC PLC .................... 188 5,958
Texas Pacific Land Corp ............... 7 9,275
Uranium Energy Corp
(1)
................ 240 1,147
Valero Energy Corp ................... 120 15,848
Weatherford International PLC ........... 47 2,517
Williams Cos Inc/The ................. 437 26,115
725,554
Financials — 12.5%
Affirm Holdings Inc
(1)
.................. 166 7,501
Aflac Inc .......................... 330 36,693
Allstate Corp/The .................... 186 38,515
American Express Co ................. 313 84,213
American International Group Inc ......... 430 37,384
Ameriprise Financial Inc ............... 66 31,951
Aon PLC .......................... 112 44,698
Apollo Global Management Inc ........... 317 43,410
Arch Capital Group Ltd ................ 279 26,834
Ares Management Corp ................ 151 22,138
Arthur J Gallagher & Co ................ 145 50,060
Bank of America Corp ................. 3,483 145,346
Bank of New York Mellon Corp/The ........ 472 39,587
Berkshire Hathaway Inc
(1)
.............. 969 516,070
Berkshire Hills Bancorp Inc ............. 1,374 35,848
Blackrock Inc ...................... 85 80,451
Blackstone Inc ...................... 410 57,310
Block Inc
(1)
........................ 358 19,450
Capital One Financial Corp .............. 261 46,797
Cboe Global Markets Inc ............... 80 18,103
Charles Schwab Corp/The .............. 925 72,409
Chubb Ltd ......................... 234 70,666
Cincinnati Financial Corp ............... 174 25,703
Citigroup Inc ....................... 1,045 74,185
Citizens Financial Group Inc ............. 673 27,573
CME Group Inc ...................... 196 51,997
Coinbase Global Inc
(1)
................. 117 20,151
Corpay Inc
(1)
....................... 64 22,318
Discover Financial Services ............. 168 28,678
Equitable Holdings Inc ................. 383 19,950
FB Financial Corp .................... 722 33,472
Fidelity National Information Services Inc .... 342 25,541
First Citizens BancShares Inc/NC ......... 8 14,833
First Mid Bancshares Inc ............... 834 29,107
Fiserv Inc
(1)
........................ 323 71,328

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
FNB Corp/PA ....................... 3,445 46,335
Global Payments Inc .................. 230 22,522
Goldman Sachs Group Inc/The ........... 172 93,962
Hartford Insurance Group Inc/The ......... 291 36,005
Interactive Brokers Group Inc ............ 92 15,234
Intercontinental Exchange Inc ............ 326 56,235
JPMorgan Chase & Co ................ 1,472 361,082
KKR & Co Inc ....................... 396 45,782
LPL Financial Holdings Inc .............. 51 16,684
Markel Group Inc
(1)
................... 9 16,826
Marsh & McLennan Cos Inc ............. 276 67,352
Mastercard Inc ..................... 438 240,077
MetLife Inc ........................ 380 30,510
Moody's Corp ...................... 107 49,829
Morgan Stanley ..................... 641 74,785
MSCI Inc .......................... 52 29,406
NU Holdings Ltd/Cayman Islands
(1)
........ 1,881 19,261
Old Republic International Corp ........... 907 35,572
PayPal Holdings Inc
(1)
................. 604 39,411
PNC Financial Services Group Inc/The ...... 239 42,009
Principal Financial Group Inc ............ 238 20,080
Progressive Corp/The ................. 320 90,563
Prudential Financial Inc ................ 234 26,133
Raymond James Financial Inc ........... 149 20,698
RenaissanceRe Holdings Ltd ............ 58 13,920
Robinhood Markets Inc
(1)
............... 418 17,397
S&P Global Inc ...................... 177 89,934
SoFi Technologies Inc
(1)
................ 870 10,118
Southside Bancshares Inc .............. 1,003 29,047
Starwood Property Trust Inc ............. 1,245 24,614
State Street Corp .................... 259 23,188
Synchrony Financial .................. 392 20,752
T Rowe Price Group Inc ................ 230 21,130
Toast Inc
(1)
........................ 351 11,643
Travelers Cos Inc/The ................. 144 38,082
Truist Financial Corp .................. 874 35,965
United Bankshares Inc/WV .............. 1,155 40,044
US Bancorp ........................ 987 41,671
Visa Inc .......................... 830 290,882
Wells Fargo & Co .................... 1,756 126,063
Willis Towers Watson PLC .............. 70 23,656
Zions Bancorp NA ................... 553 27,573
4,352,302
Health Care — 3.0%
Abbott Laboratories .................. 297 39,397
AbbVie Inc ........................ 304 63,694
Acumen Pharmaceuticals Inc
(1)
........... 1,584 1,742
Agilent Technologies Inc ............... 66 7,721
Align Technology Inc
(1)
................. 26 4,130
Alnylam Pharmaceuticals Inc
(1)
........... 26 7,021
Amgen Inc ........................ 93 28,974
Arvinas Inc
(1)
....................... 134 941
Axsome Therapeutics Inc
(1)
.............. 14 1,633
Baxter International Inc ................ 134 4,587
Beam Therapeutics Inc
(1)
............... 64 1,250
Becton Dickinson & Co ................ 55 12,598
Biogen Inc
(1)
....................... 38 5,200
BioMarin Pharmaceutical Inc
(1)
........... 48 3,393
Boston Scientific Corp
(1)
................ 262 26,431
Bristol-Myers Squibb Co ............... 364 22,200
Cardinal Health Inc ................... 47 6,475
Cencora Inc ........................ 32 8,899
Centene Corp
(1)
..................... 112 6,800
Charles River Laboratories International Inc
(1)
. 19 2,860
Cigna Group/The .................... 53 17,437
Cooper Cos Inc/The
(1)
................. 58 4,892
Corcept Therapeutics Inc
(1)
.............. 46 5,254
CorVel Corp
(1)
....................... 33 3,695
Crinetics Pharmaceuticals Inc
(1)
.......... 64 2,147
CVS Health Corp .................... 230 15,582
Cytokinetics Inc
(1)
.................... 52 2,090
Danaher Corp ...................... 114 23,370
Dexcom Inc
(1)
....................... 80 5,463
Doximity Inc
(1)
...................... 29 1,683
Edwards Lifesciences Corp
(1)
............ 116 8,408
Elevance Health Inc .................. 45 19,573
Eli Lilly & Co ....................... 139 114,801
Enovis Corp
(1)
....................... 113 4,318
Exact Sciences Corp
(1)
................. 41 1,775
Exelixis Inc
(1)
....................... 69 2,547
GE HealthCare Technologies Inc .......... 97 7,829
Gilead Sciences Inc .................. 220 24,651
Guardant Health Inc
(1)
................. 44 1,874
HCA Healthcare Inc ................... 36 12,440
Hims & Hers Health Inc
(1)
............... 44 1,300
Humana Inc ....................... 25 6,615
Ideaya Biosciences Inc
(1)
............... 175 2,866
IDEXX Laboratories Inc
(1)
............... 17 7,139
Illumina Inc ........................ 46 3,650
Incyte Corp
(1)
....................... 45 2,725
Insmed Inc
(1)
....................... 44 3,357
Insulet Corp
(1)
...................... 17 4,464
Intra-Cellular Therapies Inc
(1)
............ 20 2,638
Intuitive Surgical Inc
(1)
................. 64 31,697
Ionis Pharmaceuticals Inc
(1)
............. 95 2,866
IQVIA Holdings Inc
(1)
.................. 47 8,286
Johnson & Johnson .................. 409 67,829
Kymera Therapeutics Inc
(1)
.............. 72 1,971
Labcorp Holdings Inc ................. 20 4,655
Lantheus Holdings Inc
(1)
................ 16 1,562
Madrigal Pharmaceuticals Inc
(1)
.......... 5 1,656
Masimo Corp
(1)
...................... 14 2,332
McKesson Corp ..................... 23 15,479
Medtronic PLC ...................... 227 20,398
Merck & Co Inc ..................... 443 39,764
Mettler-Toledo International Inc
(1)
......... 5 5,905
Moderna Inc
(1)
...................... 82 2,325

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Molina Healthcare Inc
(1)
................ 13 4,282
Natera Inc
(1)
........................ 27 3,818
Neurocrine Biosciences Inc
(1)
............ 24 2,654
Penumbra Inc
(1)
..................... 10 2,674
Pfizer Inc ......................... 1,011 25,619
Quest Diagnostics Inc ................. 27 4,568
Regeneron Pharmaceuticals Inc .......... 20 12,685
Repligen Corp
(1)
..................... 19 2,418
ResMed Inc ........................ 33 7,387
Sarepta Therapeutics Inc
(1)
.............. 26 1,659
Stryker Corp ....................... 66 24,569
Tenet Healthcare Corp
(1)
................ 28 3,766
TG Therapeutics Inc
(1)
................. 43 1,695
Thermo Fisher Scientific Inc ............. 68 33,837
United Therapeutics Corp
(1)
............. 12 3,699
UnitedHealth Group Inc ................ 161 84,324
Vaxcyte Inc
(1)
....................... 42 1,586
Veeva Systems Inc
(1)
.................. 37 8,570
Vertex Pharmaceuticals Inc
(1)
............ 47 22,787
Viatris Inc ......................... 294 2,561
Waters Corp
(1)
...................... 14 5,160
West Pharmaceutical Services Inc ......... 15 3,358
Zoetis Inc ......................... 86 14,160
Zymeworks Inc
(1)
.................... 206 2,453
1,057,543
Industrials — 5.2%
3M Co ........................... 203 29,813
Alaska Air Group Inc
(1)
................. 74 3,642
AMETEK Inc ....................... 83 14,288
Automatic Data Processing Inc ........... 135 41,247
Axon Enterprise Inc
(1)
................. 26 13,675
AZEK Co Inc/The
(1)
................... 158 7,725
Barrett Business Services Inc ............ 291 11,975
Bloom Energy Corp
(1)
.................. 93 1,828
Boeing Co/The
(1)
..................... 255 43,490
Booz Allen Hamilton Holding Corp ......... 60 6,275
Broadridge Financial Solutions Inc ......... 51 12,365
Builders FirstSource Inc
(1)
.............. 66 8,246
BWX Technologies Inc ................. 53 5,228
CACI International Inc
(1)
................ 14 5,137
Carlisle Cos Inc ..................... 25 8,513
Carrier Global Corp ................... 338 21,429
Caterpillar Inc ...................... 174 57,385
Chart Industries Inc
(1)
................. 28 4,042
Cintas Corp ........................ 136 27,952
Clean Harbors Inc
(1)
................... 37 7,293
CNH Industrial NV .................... 503 6,177
Comfort Systems USA Inc .............. 21 6,769
Copart Inc
(1)
........................ 338 19,127
Core & Main Inc
(1)
.................... 99 4,783
Covenant Logistics Group Inc ............ 388 8,614
CSX Corp ......................... 707 20,807
Cummins Inc ....................... 52 16,299
Curtiss-Wright Corp .................. 24 7,614
Dayforce Inc
(1)
...................... 83 4,841
Deere & Co ........................ 91 42,711
Delta Air Lines Inc ................... 260 11,336
Dover Corp ........................ 71 12,473
Eaton Corp PLC ..................... 143 38,872
EMCOR Group Inc .................... 33 12,198
Emerson Electric Co .................. 206 22,586
Equifax Inc ........................ 56 13,639
Expeditors International of Washington Inc ... 81 9,740
Fastenal Co ........................ 235 18,224
FedEx Corp ........................ 86 20,965
Ferguson Enterprises Inc ............... 94 15,062
Fluor Corp
(1)
........................ 115 4,119
Fortive Corp ....................... 182 13,319
FTAI Aviation Ltd .................... 39 4,330
GE Vernova Inc ..................... 100 30,528
General Dynamics Corp ................ 105 28,621
General Electric Co ................... 383 76,657
HEICO Corp ........................ 42 11,222
Honeywell International Inc ............. 240 50,820
Howmet Aerospace Inc ................ 153 19,849
Hubbell Inc ........................ 33 10,920
IDEX Corp ......................... 44 7,963
Illinois Tool Works Inc ................. 98 24,305
Ingersoll Rand Inc ................... 177 14,165
ITT Inc ........................... 92 11,883
Jacobs Solutions Inc .................. 65 7,858
Johnson Controls International plc ......... 250 20,028
L3Harris Technologies Inc .............. 82 17,163
Leidos Holdings Inc .................. 62 8,366
Lennox International Inc ............... 16 8,973
Lincoln Electric Holdings Inc ............. 34 6,431
Lockheed Martin Corp ................. 76 33,950
Masco Corp ....................... 163 11,335
MasTec Inc
(1)
....................... 61 7,119
Middleby Corp/The
(1)
.................. 30 4,559
NEXTracker Inc
(1)
.................... 68 2,866
Nordson Corp ...................... 47 9,481
Norfolk Southern Corp ................. 86 20,369
Northrop Grumman Corp ............... 53 27,137
nVent Electric PLC ................... 111 5,819
Old Dominion Freight Line Inc ............ 81 13,401
Otis Worldwide Corp .................. 154 15,893
Owens Corning ..................... 57 8,141
PACCAR Inc ........................ 193 18,792
Park Aerospace Corp ................. 540 7,263
Parker-Hannifin Corp ................. 47 28,569
Park-Ohio Holdings Corp ............... 289 6,242
Paychex Inc ....................... 127 19,594
Paycom Software Inc ................. 26 5,680
Paylocity Holding Corp
(1)
............... 30 5,620
Pentair PLC ........................ 101 8,835
Quanta Services Inc .................. 71 18,047

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
RB Global Inc ....................... 81 8,124
RBC Bearings Inc
(1)
................... 15 4,827
Regal Rexnord Corp .................. 42 4,782
Republic Services Inc ................. 78 18,888
Rocket Lab USA Inc
(1)
................. 157 2,807
Rockwell Automation Inc ............... 44 11,369
RTX Corp ......................... 464 61,461
Saia Inc
(1)
......................... 13 4,543
SiteOne Landscape Supply Inc
(1)
.......... 54 6,558
Southwest Airlines Co ................. 248 8,328
SPX Technologies Inc
(1)
................ 37 4,765
SS&C Technologies Holdings Inc .......... 105 8,771
Stanley Black & Decker Inc ............. 90 6,919
Trane Technologies PLC ................ 81 27,291
TransDigm Group Inc ................. 21 29,049
TransUnion ........................ 106 8,797
Trex Co Inc
(1)
....................... 95 5,520
Uber Technologies Inc
(1)
................ 730 53,188
Union Pacific Corp ................... 208 49,138
United Airlines Holdings Inc
(1)
............ 133 9,184
United Parcel Service Inc ............... 265 29,147
United Rentals Inc ................... 32 20,054
Veralto Corp ....................... 124 12,084
Verisk Analytics Inc ................... 51 15,179
Vertiv Holdings Co ................... 140 10,108
Waste Management Inc ................ 142 32,874
Watsco Inc ........................ 17 8,641
Werner Enterprises Inc ................ 333 9,757
WESCO International Inc ............... 40 6,212
Westinghouse Air Brake Technologies Corp ... 81 14,689
WW Grainger Inc .................... 17 16,793
XPO Inc
(1)
......................... 55 5,917
Xylem Inc/NY ....................... 103 12,304
1,828,685
Information Technology — 19.5%
Accenture PLC ...................... 337 105,158
Adobe Inc
(1)
........................ 219 83,993
Advanced Micro Devices Inc
(1)
........... 860 88,356
Amphenol Corp ..................... 856 56,145
Analog Devices Inc ................... 270 54,451
Apple Inc ......................... 6,620 1,470,501
Applied Materials Inc ................. 470 68,206
AppLovin Corp
(1)
..................... 129 34,181
Arista Networks Inc
(1)
................. 513 39,747
Atlassian Corp
(1)
..................... 97 20,584
Autodesk Inc
(1)
...................... 173 45,291
Broadcom Inc ...................... 2,124 355,621
Cadence Design Systems Inc
(1)
........... 172 43,745
Cisco Systems Inc ................... 1,859 114,719
Cloudflare Inc
(1)
..................... 185 20,848
Cognizant Technology Solutions Corp ....... 617 47,201
Corning Inc ........................ 797 36,487
Crowdstrike Holdings Inc
(1)
.............. 132 46,541
CTS Corp ......................... 888 36,896
Datadog Inc
(1)
...................... 223 22,124
Dell Technologies Inc ................. 239 21,785
Fair Isaac Corp
(1)
.................... 17 31,351
Fortinet Inc
(1)
....................... 354 34,076
Hewlett Packard Enterprise Co ........... 1,546 23,855
HubSpot Inc
(1)
...................... 43 24,565
Intel Corp ......................... 2,200 49,962
International Business Machines Corp ...... 455 113,140
Intuit Inc .......................... 138 84,731
KLA Corp ......................... 82 55,744
Knowles Corp
(1)
..................... 3,703 56,286
Lam Research Corp .................. 792 57,578
Marvell Technology Inc ................ 469 28,876
Micron Technology Inc ................ 598 51,960
Microsoft Corp ...................... 3,445 1,293,219
MicroStrategy Inc
(1)
................... 90 25,944
Monolithic Power Systems Inc ........... 35 20,299
Motorola Solutions Inc ................. 103 45,094
NVIDIA Corp ....................... 10,863 1,177,332
Oracle Corp ........................ 767 107,234
Palantir Technologies Inc
(1)
.............. 973 82,121
Palo Alto Networks Inc
(1)
............... 382 65,184
QUALCOMM Inc ..................... 577 88,633
Roper Technologies Inc ................ 80 47,166
Salesforce Inc ...................... 463 124,251
Sandisk Corp/DE
(1)
................... 155 7,380
ServiceNow Inc
(1)
.................... 105 83,595
Snowflake Inc
(1)
..................... 200 29,232
Super Micro Computer Inc
(1)
............. 283 9,690
Synopsys Inc
(1)
...................... 104 44,600
Texas Instruments Inc ................. 451 81,045
UiPath Inc
(1)
........................ 2,271 23,391
Workday Inc
(1)
...................... 139 32,461
6,812,575
Materials — 1.4%
Air Products and Chemicals Inc .......... 83 24,478
Albemarle Corp ..................... 50 3,601
Alcoa Corp ........................ 105 3,203
Amcor PLC ........................ 569 5,519
AptarGroup Inc ..................... 31 4,600
ATI Inc
(1)
.......................... 51 2,654
Avery Dennison Corp ................. 37 6,585
Avient Corp ........................ 91 3,382
Axalta Coating Systems Ltd
(1)
............ 109 3,616
Ball Corp ......................... 123 6,405
Carpenter Technology Corp ............. 18 3,261
Celanese Corp ...................... 47 2,668
CF Industries Holdings Inc .............. 68 5,314
Cleveland-Cliffs Inc
(1)
................. 232 1,907
Coeur Mining Inc
(1)
................... 283 1,675
Commercial Metals Co ................ 65 2,991
Corteva Inc ........................ 270 16,991

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
CRH PLC .......................... 254 22,344
Crown Holdings Inc .................. 56 4,999
Dow Inc .......................... 298 10,406
DuPont de Nemours Inc ................ 168 12,546
Eagle Materials Inc ................... 16 3,551
Eastman Chemical Co ................. 51 4,494
Ecolab Inc ......................... 93 23,577
Element Solutions Inc ................. 110 2,487
FMC Corp ......................... 52 2,194
Freeport-McMoRan Inc ................ 541 20,482
Graphic Packaging Holding Co ........... 170 4,413
Hecla Mining Co ..................... 293 1,629
International Flavors & Fragrances Inc ...... 100 7,761
International Paper Co ................. 197 10,510
Knife River Corp
(1)
.................... 32 2,887
Linde PLC ......................... 177 82,418
Louisiana-Pacific Corp ................ 29 2,667
LyondellBasell Industries NV ............. 112 7,885
Martin Marietta Materials Inc ............ 25 11,953
Mosaic Co/The ..................... 147 3,970
MP Materials Corp
(1)
.................. 64 1,562
Newmont Corp ..................... 426 20,567
Nucor Corp ........................ 93 11,192
Olin Corp ......................... 89 2,157
Packaging Corp of America ............. 36 7,129
PPG Industries Inc ................... 96 10,498
Reliance Inc ....................... 22 6,353
Royal Gold Inc ...................... 28 4,578
RPM International Inc ................. 53 6,131
Sherwin-Williams Co/The .............. 88 30,729
Smurfit WestRock PLC ................ 201 9,057
Southern Copper Corp ................. 36 3,365
Steel Dynamics Inc ................... 59 7,380
Stepan Co ......................... 61 3,357
United States Steel Corp ............... 92 3,888
Vulcan Materials Co .................. 53 12,365
482,331
Real Estate — 1.4%
Alexandria Real Estate Equities Inc ........ 71 6,568
American Healthcare REIT Inc ............ 68 2,060
American Homes 4 Rent ............... 138 5,218
American Tower Corp ................. 158 34,381
Americold Realty Trust Inc .............. 132 2,833
AvalonBay Communities Inc ............. 53 11,375
Broadstone Net Lease Inc .............. 309 5,265
BXP Inc .......................... 68 4,569
Camden Property Trust ................ 42 5,137
CBRE Group Inc
(1)
.................... 112 14,647
Compass Inc
(1)
...................... 138 1,205
CoStar Group Inc
(1)
................... 156 12,360
Crown Castle Inc .................... 154 16,051
CubeSmart ........................ 112 4,784
Cushman & Wakefield PLC
(1)
............. 216 2,208
Digital Realty Trust Inc ................. 115 16,478
EastGroup Properties Inc ............... 24 4,228
Equinix Inc ........................ 33 26,907
Equity LifeStyle Properties Inc ........... 77 5,136
Equity Residential .................... 142 10,164
Essex Property Trust Inc ............... 23 7,051
Extra Space Storage Inc ............... 77 11,434
Federal Realty Investment Trust .......... 40 3,913
Gaming and Leisure Properties Inc ........ 103 5,243
Healthcare Realty Trust Inc .............. 185 3,126
Healthpeak Properties Inc .............. 296 5,985
Host Hotels & Resorts Inc .............. 301 4,277
Independence Realty Trust Inc ........... 179 3,800
Invitation Homes Inc .................. 225 7,841
Iron Mountain Inc .................... 103 8,862
Jones Lang LaSalle Inc
(1)
............... 21 5,206
Kilroy Realty Corp .................... 79 2,588
Kimco Realty Corp ................... 279 5,926
Lamar Advertising Co ................. 33 3,755
LXP Industrial Trust ................... 484 4,187
Macerich Co/The .................... 123 2,112
Medical Properties Trust Inc ............. 246 1,483
Mid-America Apartment Communities Inc .... 41 6,871
Millrose Properties Inc ................ 52 1,379
NNN REIT Inc ....................... 94 4,009
Omega Healthcare Investors Inc .......... 111 4,227
One Liberty Properties Inc .............. 170 4,466
Phillips Edison & Co Inc ................ 124 4,525
Prologis Inc ........................ 318 35,549
Public Storage ...................... 55 16,461
Realty Income Corp .................. 307 17,809
Regency Centers Corp ................. 73 5,384
Rexford Industrial Realty Inc ............. 111 4,346
Ryman Hospitality Properties Inc .......... 30 2,743
SBA Communications Corp ............. 40 8,800
Simon Property Group Inc .............. 109 18,103
SL Green Realty Corp ................. 43 2,481
Sun Communities Inc ................. 46 5,917
UDR Inc .......................... 128 5,782
Ventas Inc ......................... 145 9,970
VICI Properties Inc ................... 386 12,591
Vornado Realty Trust .................. 77 2,848
Welltower Inc ...................... 207 31,714
Weyerhaeuser Co .................... 288 8,433
WP Carey Inc ....................... 84 5,301
Zillow Group Inc
(1)
.................... 75 5,015
503,087
Utilities — 0.0%
AES Corp/The ...................... 1 13
CenterPoint Energy Inc ................ 1 36
Dominion Energy Inc .................. 1 56
Duke Energy Corp ................... 1 122
Exelon Corp ....................... 1 46

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
NextEra Energy Inc ................... 1 71
PG&E Corp ........................ 1 17
PPL Corp ......................... 1 36
Sempra .......................... 1 71
Southern Co/The .................... 1 92
560
Total Common Stocks (United States)
(Cost $ 18,960,326 ) ................. 19,891,181
Preferred Stock (United States) — 0 .0%
Wells Fargo & Co .................... 1 0
Total Preferred Stock (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 4 .9%
U.S. Fixed Income — 4.4%
Baird Core Plus Bond Fund - Class I ....... 33,792 343,664
BrandywineGLOBAL High Yield Fund - Class IS 11,826 120,389
Dodge & Cox Income Fund - Class I ........ 15,611 196,697
Fidelity Advisor Short Duration High Income Fund
- Class Z ........................ 12,393 110,296
Fidelity Total Bond Fund - Class Z ......... 46,638 444,924
Frost Total Return Bond Fund - Class I ...... 5,956 58,374
iShares 20+ Year Treasury Bond ETF
(2)
...... 2,792 254,156
1,528,500
International Fixed Income — 0.5%
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(2)
.......................... 2,072 187,702
187,702
Total Registered Investment Companies
(Cost $ 1,696,328 ) .................. 1,716,202
Money Market Registered Investment Companies — 36 .2%
Meeder Government Money Market Fund - Class
F , 4.18%
(3)
....................... 12,659,510 12,659,510
Total Money Market Registered Investment
Companies
(Cost $ 12,659,219 ) ................. 12,659,510
Total Investments — 98 .0%
(Cost $ 33,315,873 ) ................. 34,266,893
Other Assets less Liabilities — 2 .0% ....... 717,029
Total Net Assets — 100 .0% ............. 34,983,922
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 1,448 17,695
Meeder Conservative Allocation Fund - Retail
Class .......................... 381 8,778
Meeder Dynamic Allocation Fund - Retail Class 3,892 51,024
Meeder Muirfield Fund - Retail Class ....... 2,152 18,959
Total Trustee Deferred Compensation
(Cost $ 86,307 ) .................... 96,456
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
June 2025 ......... 49 6/20/25 5,919,935 (211,446)
Mini MSCI Emg Mkt Futures
- June 2025 ........ 24 6/20/25 1,332,960 (43,319)
S&P 500 Mini Futures June
2025 ............ 21 6/20/25 5,935,913 (82,155)
Total Futures Contracts .. 94 13,188,808 (336,920)
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2025.
(4) Assets of affiliates to the Sector Rotation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.